UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Bank, National Association
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2008

                    DATE OF REPORTING PERIOD: AUGUST 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      NUMBER OF        MARKET
                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK - 79.9%
BANKS - 10.2%
Bank of America Corporation ......................       200,000   $   6,228,000
JPMorgan Chase & Company .........................        25,000         962,250
US Bancorp .......................................       110,000       3,504,600
                                                                   -------------
                                                                      10,694,850
                                                                   -------------
BASIC INDUSTRY - 1.6%
Dow Chemical Company .............................        50,000       1,706,500
                                                                   -------------
CONSUMER STAPLES - 9.3%
B&G Foods, Inc., Class A .........................       100,000         806,000
B&G Foods, Inc. ..................................        41,000         651,900
Entercom Communications Corporation, Class A .....       100,000         611,000
Philip Morris International, Inc. ................        80,000       4,296,000
Regal Entertainment Group, Class A ...............       110,000       1,843,600
Reynolds American, Inc. ..........................        30,000       1,589,400
                                                                   -------------
                                                                       9,797,900
                                                                   -------------
ENERGY - 10.4%
ConocoPhillips ...................................        20,000       1,650,200
Energy Transfer Partners LP (a) ..................       100,000       4,450,000
Exxon Mobil Corporation ..........................        40,000       3,200,400
Occidental Petroleum Corporation .................        20,000       1,587,200
                                                                   -------------
                                                                      10,887,800
                                                                   -------------
FINANCIAL - 7.8%
AllianceBernstein Holding LP (a) .................        83,800       4,544,474
Apollo Investment Corporation * ..................       100,000       1,770,000
MCG Capital Corporation ..........................       100,000         348,000
Star Asia Financial Limited + ....................       150,000         663,000
XL Capital Limited, Class A ......................        45,000         904,500
                                                                   -------------
                                                                       8,229,974
                                                                   -------------
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Brookdale Senior Living, Inc. ....................        80,000       1,764,000
                                                                   -------------
HEALTHCARE - 4.4%
Bristol-Myers Squibb Company .....................        75,000       1,600,500

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      NUMBER OF        MARKET
                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
HEALTHCARE (CONTINUED)
Pfizer, Inc. .....................................       160,000   $   3,057,600
                                                                   -------------
                                                                       4,658,100
                                                                   -------------
HOTELS, RESTAURANTS & LEISURE - 1.8%
Carnival Corporation .............................        50,000       1,853,000
                                                                   -------------
MACHINERY - 3.4%
Caterpillar, Inc. ................................        50,000       3,536,500
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS - 7.5%
Annaly Capital Management, Inc. ..................       110,000       1,645,600
CapitalSource, Inc. ..............................       219,800       2,765,084
iStar Financial, Inc. ............................        80,000         447,200
Liberty Property Trust ...........................        60,000       2,265,600
MFA Mortgage Investments, Inc. ...................       106,700         725,560
                                                                   -------------
                                                                       7,849,044
                                                                   -------------
TELECOMMUNICATIONS - 11.0%
AT&T, Inc. .......................................       130,000       4,158,700
Consolidated Communications Holdings, Inc. .......       110,824       1,674,551
Fairpoint Communications, Inc. ...................       200,000       1,770,000
Frontier Communications Corporation ..............       200,000       2,514,000
Verizon Communications, Inc. .....................        40,000       1,404,800
                                                                   -------------
                                                                      11,522,051
                                                                   -------------
TRADING COMPANIES & DISTRIBUTORS - 1.3%
Aircastle Limited ................................       100,000       1,327,000
                                                                   -------------
TRANSPORTATION - 2.7%
FreeSeas, Inc. ...................................       126,949         775,658
General Maritime Corporation .....................        75,000       1,852,500
K-Sea Transportation Partners LP (a) .............        10,000         256,600
                                                                   -------------
                                                                       2,884,758
                                                                   -------------
UTILITIES - 6.8%
Kinder Morgan Energy Partners LP (a) .............        45,000       2,584,800
ONEOK Partners LP (a) ............................        50,900       3,056,545

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      NUMBER OF        MARKET
                                                        SHARES         VALUE
                                                     -----------   -------------
COMMON STOCK (CONTINUED)
UTILITIES (CONTINUED)
Southern Company .................................        10,000   $     375,100
TEPPCO Partners LP (a) ...........................        34,800       1,116,732
                                                                   -------------
                                                                       7,133,177
                                                                   -------------
TOTAL COMMON STOCK (COST $104,996,706) ...........                    83,844,654
                                                                   -------------
PREFERRED TERM SECURITIES + (d) - 6.7%
Alesco Preferred Funding IX, 06/23/36 ............        10,000          50,000
Alesco Preferred Funding X, 09/23/08 .............        10,000          50,000
Alesco Preferred Funding XI, 09/25/08 ............         5,000          50,000
Alesco Preferred Funding XII, 07/15/37 ...........         5,000          25,000
Alesco Preferred Funding XIII, 09/23/37 ..........         2,500          12,500
Alesco Preferred Funding XIV, 03/15/37 ...........         5,000          25,000
Alesco Preferred Funding XV, 12/23/37 ............         2,500          12,500
Alesco Preferred Funding XVI, 03/23/38 ...........         5,000          25,000
I-Preferred Term Securities IV, 06/24/34 .........        10,000         650,000
Preferred Term Securities IV, 12/23/31 ...........        20,000         440,000
Preferred Term Securities XIII, 09/23/37 .........        10,000         595,000
Preferred Term Securities XIV, 06/24/34 ..........        20,000       1,245,000
Preferred Term Securities XV, 09/24/34 ...........        20,000         985,000
Preferred Term Securities XVI, 03/23/35 ..........        10,000         647,500
Preferred Term Securities XVII, 09/23/35 .........         6,000         126,000
Preferred Term Securities XVIII, 06/23/35 ........        10,000         465,000
Preferred Term Securities XIX, 12/22/35 ..........        10,000         390,000
Preferred Term Securities XX, 03/22/38 ...........        10,000         195,000
Preferred Term Securities XXI, 03/22/38 ..........        10,000         265,500
Preferred Term Securities XXII, 03/22/37 .........        10,000         153,000
Preferred Term Securities XXIII, 12/22/36 ........         5,000         165,000
Preferred Term Securities XXIV, 03/22/37 .........         5,000         198,750
Preferred Term Securities XXV, 06/22/37 ..........         5,000         212,500
Taberna Preferred Funding II Limited, 06/30/35 ...         5,000           5,000
                                                                   -------------
TOTAL PREFERRED TERM SECURITIES
   (COST $16,401,914) ............................                     6,988,250
                                                                   -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      NUMBER OF        MARKET
                                                        SHARES         VALUE
                                                     -----------   -------------
PREFERRED STOCK - 2.7%
FINANCIAL - 2.1%
Aspen Insurance Holdings Limited .................        20,000   $   1,014,000
Solar Cayman Limited * + .........................        80,000       1,217,600
                                                                   -------------
                                                                       2,231,600
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS - 0.6%
FelCor Lodging Trust, Inc. .......................        40,000         620,000
                                                                   -------------
TOTAL PREFERRED STOCK (COST $3,346,490) ..........                     2,851,600
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                     -----------
CORPORATE NOTES/BONDS - 52.5%
AUTOMOTIVE - 1.5%
Lear Corporation, Series B
   8.750%, 12/01/16 ..............................   $   885,000         670,388
TRW Automotive, Inc. +
   7.250%, 03/15/17 ..............................     1,000,000         865,000
                                                                   -------------
                                                                       1,535,388
                                                                   -------------
BASIC INDUSTRY - 3.6%
Blount, Inc.
   8.875%, 08/01/12 ..............................       750,000         768,750
H&E Equipment Services, Inc.
   8.375%, 07/15/16 ..............................     1,175,000       1,022,250
Lamar Media Corporation
   6.625%, 08/15/15 ..............................     1,000,000         892,500
Trimas Corporation
   9.875%, 06/15/12 ..............................     1,272,000       1,138,440
                                                                   -------------
                                                                       3,821,940
                                                                   -------------
BROADCASTING & CABLE - 1.1%
Allbritton Communications Company
   7.750%, 12/15/12 ..............................     1,315,000       1,183,500
                                                                   -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE NOTES/BONDS (CONTINUED)
BUILDING MATERIALS - 1.9%
Gibraltar Industries, Inc.
   8.000%, 12/01/15 ..............................   $ 1,340,000   $   1,149,050
WII Components, Inc.
   10.000%, 02/15/12 .............................     1,000,000         805,000
                                                                   -------------
                                                                       1,954,050
                                                                   -------------
CABLE TELEVISION - 4.6%
CSC Holdings, Inc.
   7.875%, 02/15/18 ..............................     1,285,000       1,214,325
DIRECTV Holdings LLC
   6.375%, 06/15/15 ..............................       750,000         710,625
Echostar DBS Corporation
   6.625%, 10/01/14 ..............................     1,000,000         922,500
Mediacom Broadband LLC
   8.500%, 10/15/15 ..............................     1,250,000       1,146,875
Quebecor Media, Inc.
   7.750%, 03/15/16 ..............................       895,000         845,775
                                                                   -------------
                                                                       4,840,100
                                                                   -------------
CHEMICALS - 3.3%
Chemtura Corporation
   6.875%, 06/01/16 ..............................     1,000,000         850,000
Ineos Group Holdings +
   8.500%, 02/15/16 ..............................       820,000         528,900
Momentive Performance Materials, Inc.
   9.750%, 12/01/14 ..............................     1,000,000         907,500
Nova Chemicals Corporation
   5.953%, 11/15/13 (b) ..........................     1,300,000       1,124,500
                                                                   -------------
                                                                       3,410,900
                                                                   -------------
COMPUTERS-MEMORY DEVICES - 0.6%
Seagate Technology HDD Holdings
   6.800%, 10/01/16 ..............................       750,000         673,125
                                                                   -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE NOTES/BONDS (CONTINUED)
CONSUMER PRODUCTS - 1.4%
Hanesbrands, Inc.
   6.508%, 12/15/14 (b) ..........................   $ 1,025,000   $     891,750
Levi Strauss & Company
   9.750%, 01/15/15 ..............................       675,000         611,719
                                                                   -------------
                                                                       1,503,469
                                                                   -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
Flextronics International Limited
   6.500%, 05/15/13 ..............................       885,000         840,750
                                                                   -------------
ENERGY - 5.8%
Cie Generale de Geophysique
   7.750%, 05/15/17 ..............................     1,000,000       1,000,000
Cimarex Energy Company
   7.125%, 05/01/17 ..............................       650,000         637,000
Complete Production Services, Inc.
   8.000%, 12/15/16 ..............................       780,000         770,250
Copano Energy LLC
   8.125%, 03/01/16 ..............................       935,000         911,625
Newfield Exploration Company
   6.625%, 04/15/16 ..............................       750,000         702,187
Pioneer Natural Resources Company
   6.650%, 03/15/17 ..............................     1,000,000         916,079
Plains Exploration & Production Company
   7.625%, 06/01/18 ..............................     1,000,000         947,500
Range Resources Corporation
   7.500%, 05/15/16 ..............................       250,000         248,750
                                                                   -------------
                                                                       6,133,391
                                                                   -------------
FINANCIAL - 1.8%
Ford Motor Credit Company LLC
   7.000%, 10/01/13 ..............................     1,450,000       1,051,570
GMAC LLC
   7.000%, 02/01/12 ..............................     1,470,000         881,361
                                                                   -------------
                                                                       1,932,931
                                                                   -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE NOTES/BONDS (CONTINUED)
GAMING - 2.7%
Boyd Gaming Corporation
   7.125%, 02/01/16 ..............................   $ 1,100,000   $     838,750
MTR Gaming Group, Inc., Series B
   9.750%, 04/01/10 ..............................       520,000         508,300
MTR Gaming Group, Inc.
   9.000%, 06/01/12 ..............................       700,000         579,250
Seneca Gaming Corporation
   7.250%, 05/01/12 ..............................     1,000,000         897,500
                                                                   -------------
                                                                       2,823,800
                                                                   -------------
HEALTHCARE - 3.5%
Bio-Rad Laboratories, Inc.
   7.500%, 08/15/13 ..............................     1,000,000       1,005,000
HCA Inc.
   9.125%, 11/15/14 ..............................     1,000,000       1,030,000
Iasis Healthcare Corporation
   8.750%, 06/15/14 ..............................     1,000,000       1,007,500
Omnicare, Inc.
   6.875%, 12/15/15 ..............................       650,000         614,250
                                                                   -------------
                                                                       3,656,750
                                                                   -------------
HOTELS, RESTAURANTS & LEISURE - 1.7%
MGM Mirage
   6.750%, 09/01/12 ..............................     1,000,000         865,000
Scientific Games Corporation
   6.250%, 12/15/12 ..............................     1,000,000         947,500
                                                                   -------------
                                                                       1,812,500
                                                                   -------------
METALS & MINING - 1.0%
Freeport-McMoRan Copper & Gold, Inc.
   8.375%, 04/01/17 ..............................     1,000,000       1,061,629
                                                                   -------------
PAPER & FOREST PRODUCTS - 2.5%
Abitibi-Consolidated, Inc.
   8.550%, 08/01/10 ..............................       615,000         348,244

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE NOTES/BONDS (CONTINUED)
PAPER & FOREST PRODUCTS (CONTINUED)
Bowater Canada Finance Corporation
   7.950%, 11/15/11 ..............................   $   615,000   $     387,450
P H Glatfelter +
   7.125%, 05/01/16 ..............................     1,190,000       1,175,125
U.S. Corrugated
   10.000%, 06/01/13 .............................     1,000,000         700,000
                                                                   -------------
                                                                       2,610,819
                                                                   -------------
PUBLISHING - 0.4%
Idearc, Inc.
   8.000%, 11/15/16 ..............................       875,000         400,313
                                                                   -------------
REAL ESTATE MANAGEMENT - 1.6%
Corrections Corp of America
   7.500%, 05/01/11 ..............................       275,000         278,437
Geo Group, Inc.
   8.250%, 07/15/13 ..............................     1,340,000       1,360,100
                                                                   -------------
                                                                       1,638,537
                                                                   -------------
RETAIL - 3.4%
Autonation, Inc. +
   7.000%, 04/15/14 ..............................     1,000,000         870,000
Brown Shoe Company, Inc.
   8.750%, 05/01/12 ..............................     1,200,000       1,194,000
Couche-Tard US LP
   7.500%, 12/15/13 ..............................       400,000         375,000
Sonic Automotive, Inc., Series B
   8.625%, 08/15/13 ..............................     1,390,000       1,077,250
                                                                   -------------
                                                                       3,516,250
                                                                   -------------
SERVICES - 3.1%
Allied Security Escrow Corporation
   11.375%, 07/15/11 .............................     1,015,000       1,077,169
ARAMARK Corporation
   8.500%, 02/01/15 ..............................     1,000,000       1,012,500

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
                                                     -----------   -------------
CORPORATE NOTES/BONDS (CONTINUED)
SERVICES (CONTINUED)
KAR Holdings, Inc.
   8.750%, 05/01/14 ..............................   $ 1,270,000   $   1,128,712
                                                                   -------------
                                                                       3,218,381
                                                                   -------------
TELECOMMUNICATIONS - 2.4%
Cincinnati Bell, Inc.
   8.375%, 01/15/14 ..............................       960,000         913,200
Hughes Network Systems LLC
   9.500%, 04/15/14 ..............................       855,000         865,687
L-3 Communications Corporation
   6.125%, 07/15/13 ..............................       750,000         733,125
                                                                   -------------
                                                                       2,512,012
                                                                   -------------
TRANSPORTATION - 0.9%
Stena AB
   7.500%, 11/01/13 ..............................       950,000         931,000
                                                                   -------------
UTILITIES - 2.9%
Amerigas Partners LP (a)
   7.250%, 05/20/15 ..............................       750,000         714,375
Edison Mission Energy
   7.000%, 05/15/17 ..............................       650,000         625,625
Elwood Energy LLC
   8.159%, 07/05/26 ..............................       942,253         893,551
Sierra Pacific Resources
   8.625%, 03/15/14 ..............................       750,000         788,175
                                                                   -------------
                                                                       3,021,726
                                                                   -------------
TOTAL CORPORATE NOTES/BONDS (COST $60,249,535) ...                    55,033,261
                                                                   -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      NUMBER OF        MARKET
                                                        SHARES         VALUE
                                                     -----------   -------------
CASH EQUIVALENT - 1.2%
SEI Daily Income Trust, Prime Obligations Fund,
   Cl A Shares, 2.690% (c) .......................     1,295,805   $   1,295,805
                                                                   -------------
TOTAL CASH EQUIVALENT (COST $1,295,805) ..........                     1,295,805
                                                                   -------------
TOTAL INVESTMENTS - 143.0%
   (COST $186,290,450) ** ........................                   150,013,570
                                                                   -------------

COVERED CALL OPTIONS WRITTEN - (1.0) %

                                                       WRITTEN
                                                      CONTRACTS
                                                     -----------
Annaly Capital Management, Inc.,
   Expires: 09/20/08, Strike Price: $15 ..........          (984)        (63,960)
Annaly Capital Management, Inc.,
   Expires: 09/20/08, Strike Price: $16 ..........           (16)           (400)
AT&T, Inc., Expires: 09/20/08,
   Strike Price: $32.50 ..........................        (1,300)        (72,800)
Bank of America Corporation, Expires: 09/20/08,
   Strike Price: $35 .............................        (1,000)        (19,000)
Bank of America Corporation, Expires: 09/20/08,
   Strike Price: $32.50 ..........................        (1,000)        (69,000)
Bristol-Myers Squibb Company, Expires: 09/20/08,
   Strike Price: $22.50 ..........................          (500)         (8,000)
Brookdale Senior Living, Inc., Expires: 09/20/08,
   Strike Price: $22.50 ..........................          (400)        (36,000)
Brookdale Senior Living, Inc., Expires: 10/18/08,
   Strike Price: $25 .............................          (400)        (22,000)
CapitalSource, Inc., Expires: 09/20/08,
   Strike Price: $12.50 ..........................        (1,500)        (97,500)
CapitalSource, Inc., Expires: 10/18/08,
   Strike Price: $15 .............................          (698)        (13,960)
Carnival Corporation, Expires: 09/20/08,
   Strike Price: $40 .............................          (250)        (16,250)
Carnival Corporation, Expires: 09/20/08,
   Strike Price: $42.50 ..........................          (250)         (5,000)
Caterpillar, Inc., Expires: 09/20/08,
   Strike Price: $75 .............................          (500)        (24,000)
Dow Chemical Company, Expires: 09/20/08,
   Strike Price: $35 .............................          (500)        (25,000)
Exxon Mobil Corporation, Expires: 09/20/08,
   Strike Price: $85 .............................          (400)        (14,000)

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                       WRITTEN         MARKET
                                                      CONTRACTS        VALUE
                                                     -----------   -------------
COVERED CALL OPTIONS WRITTEN (CONTINUED)
Frontier Communications Corporation,
   Expires: 10/18/08, Strike Price: $12.50 .......        (2,000)  $    (100,000)
JPMorgan Chase & Company, Expires: 09/20/08,
   Strike Price: $42.50 ..........................          (250)         (6,750)
Kinder Morgan Energy Partners LP,
   Expires: 09/20/08, Strike Price: $60 ..........          (450)         (4,500)
Liberty Property Trust, Expires: 09/20/08,
   Strike Price: $40 .............................          (600)        (36,000)
Occidental Petroleum Corporation,
   Expires: 09/20/08, Strike Price: $85 ..........          (200)        (18,000)
Pfizer, Inc., Expires: 09/20/08,
   Strike Price: $20 .............................        (1,600)        (28,800)
Philip Morris International, Inc.,
   Expires: 09/20/08, Strike Price: $55 ..........          (800)        (32,000)
PHLX Bank Index, Expires: 09/20/08,
   Strike Price: $70 .............................          (300)        (41,250)
Reynolds American, Inc., Expires: 10/18/08,
   Strike Price: $60 .............................          (300)         (3,000)
US Bancorp, Expires: 09/20/08,
   Strike Price: $32.50 ..........................          (500)        (37,500)
US Bancorp, Expires: 09/20/08,
   Strike Price: $30 .............................          (600)       (145,800)
Verizon Communications, Inc., Expires: 09/20/08,
   Strike Price: $35 .............................          (400)        (35,200)
XL Capital Limited, Expires: 09/20/08,
   Strike Price: $20 .............................          (450)        (45,000)
                                                                   -------------
TOTAL COVERED CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED $1,463,676) ................                    (1,020,670)
                                                                   -------------
OTHER LIABILITIES IN EXCESS OF ASSETS - (42.0)% ..                   (44,082,482)
                                                                   -------------
NET ASSETS - 100.0% ..............................                 $ 104,910,418
                                                                   =============

*    NON-INCOME PRODUCING SECURITY.

+ SECURITIES ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. AT AUGUST 31, 2008, THESE SECURITIES AMOUNTED TO $12,307,875 OR 11.7% OF NET ASSETS.

(a) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT AUGUST 31, 2008, THESE SECURITIES AMOUNTED TO $16,723,526 OR 15.9% OF NET ASSETS.

(b) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AT AUGUST 31, 2008.

(c)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF AUGUST 31, 2008.

(d) SECURITIES ARE CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF AUGUST 31, 2008 WAS $6,988,250 OF 6.7% OF THE NET ASSETS.

LLC  LIMITED LIABILITY COMPANY

LP   LIMITED PARTNERSHIP

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

** AT AUGUST 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $186,290,450, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,257,982 AND $(38,534,862), RESPECTIVELY.

++ AS OF AUGUST 31, 2008, $45,000,000 OF COMMERCIAL PAPER WAS OUTSTANDING WITH AN AMORTIZED COST OF $44,947,166. THE AVERAGE DISCOUNT RATE OF COMMERCIAL PAPER OUTSTANDING AT AUGUST 31, 2008, WAS 2.48%. THE AVERAGE DAILY BALANCE OF COMMERCIAL PAPER OUTSTANDING FOR THE QUARTER ENDED AUGUST 31, 2008 WAS $52,935,191 AT A WEIGHTED AVERAGE DISCOUNT RATE OF 2.48%. THE MAXIMUM FACE AMOUNT OF COMMERCIAL PAPER OUTSTANDING AT ANYTIME DURING THE QUARTER ENDED AUGUST 31, 2008, WAS $50,000,000. IN CONJUNCTION WITH THE ISSUANCE OF THE COMMERCIAL PAPER, THE FUND HAS ENTERED ONTO A LINE OF CREDIT ARRANGEMENT WITH A BANK FOR $25,000,000. INTEREST ON BORROWING IS BASED ON MARKET RATES IN EFFECT AT THE TIME OF BORROWING. THE COMMITMENT FEE IS COMPUTED AT THE RATE OF 0.10% PER ANNUM ON THE UNUSED BALANCE. THERE WERE NO BORROWINGS UNDER THIS ARRANGEMENT DURING THE QUARTER ENDED AUGUST 31, 2008.

Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 157 is effective for the Fund's financial statements issued after December 1, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at August 31, 2008:

                   INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS     SECURITIES       INSTRUMENTS*
----------------   --------------   ---------------
LEVEL 1             $ 86,843,959      $(1,020,670)
LEVEL 2               54,333,261               --
LEVEL 3                8,836,350               --
                    ------------      -----------
   TOTAL            $150,013,570      $(1,020,670)
                    ============      ===========

*    OTHER FINANCIAL INSTRUMENTS ARE COVERED CALL OPTIONS WRITTEN.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   --------------
BALANCE AS OF 5/31/08                               $12,269,790
ACCRUED DISCOUNTS/PREMIUMS                                   --
REALIZED GAIN/(LOSS)                                         --
CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)     (3,339,703)
NET PURCHASE/(SALES)                                    (93,737)
NET TRANSFERS IN/AND OR OUT OF LEVEL 3                       --
                                                    -----------
BALANCE AS OF 8/31/08                               $ 8,836,350
                                                    ===========

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*             /s/ Winthrop S. Jessup
                                      ----------------------------------------
                                      Winthrop S. Jessup, President
                                      (Principal Executive Officer)


Date October 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Winthrop S. Jessup
                                      ----------------------------------------
                                      Winthrop S. Jessup, President
                                      (Principal Executive Officer)


Date October 29, 2008

By (Signature and Title)*             /s/ G. Gregory Hagar
                                      ----------------------------------------
                                      G. Gregory Hagar, Vice President and CFO
                                      (Principal Financial Officer)



Date October 29, 2008

* Print the name and title of each signing officer under his or her signature.